Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Prospectus Date	rr_ProspectusDate	Aug. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2021